Cash Flow Detail (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Schedule of Operating Activities
The detail of net cash flow provided by operating activities is the following:

Millions of euros	2020	2019	2018
Cash received from operations	51,353	57,699	58,815
Cash paid from operations	(36,477)	(41,224)	(42,891)
Cash paid to suppliers	(31,080)	(35,450)	(37,044)
Cash paid to employees	(4,434)	(4,934)	(5,072)
Payments related to cancellation of commitments	(963)	(840)	(775)
Net payments of interest and other financial expenses net of dividends received	(1,171)	(1,725)	(1,636)
Net interest and other financial expenses paid	(1,193)	(1,754)	(1,664)
Dividends received	22	29	28
Taxes proceeds / (payments)	(509)	272	(865)
Net cash flow provided by operating activities	13,196	15,022	13,423

Schedule of Investing Activities: Investments, Property, Plant and Equipment, and Intangible Assets
The detail of "(Payments on Investments)/proceeds from the sale in property, plant and equipment and intangible assets, net" is the following:

Millions of euros	2020	2019	2018
Proceeds from the sale in property, plant and equipment and intangible assets	509	751	192
Payments on investments in property, plant and equipment and intangible assets	(7,529)	(8,410)	(8,777)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(7,020)	(7,659)	(8,585)

Schedule of Investing Activities: Proceeds on Disposals of Companies and Payments on Investments in Companies	The detail of "Proceeds on disposals of companies, net of cash and cash equivalents disposed" is the following:

Millions of euros	2020	2019	2018
Sale of Axonix Ltd and Telefónica Digital Inc.	—	—	29
Sale of Seguros de Vida y Pensiones Antares, S.A. (Note 2)	—	151	—
Sale of Telefónica Móviles Guatemala, S.A. (Note 2)	—	270	—
Sale of Telefonía Celular de Nicaragua, S.A. (Note 2)	—	342	—
Sale of Telefónica Móviles Panamá, S.A. (Note 2)	—	519	—
Sale of data center businesses (Note 2)	—	515	—
Tax associated with the sales of operating businesses in Guatemala, Nicaragua and Panamá in Telefónica Centroamérica Inversiones, S.L.	71	(83)	—
Others	10	9	—
Proceeds on disposals of companies, net of cash and cash equivalents disposed	81	1,723	29
Payments on investments in companies, net of cash and cash equivalents acquired	(79)	(12)	(3)

Schedule of Investing Activities: Proceeds and Payments on Financial Investments
The detail of "Proceeds on financial investments not included under cash equivalents" and "Payments on financial investments not included under cash equivalents" is the following:

Millions of euros	2020	2019	2018
Investments of Seguros de Vida y Pensiones Antares, S.A.	—	3	78
Sale of stake in Shortcut I GmbH & Co. KG	—	—	21
Collateral guarantees on derivatives	2,224	1,793	806
Legal deposits	63	11	—
Others	21	28	99
Proceeds on financial investments not included under cash equivalents	2,308	1,835	1,004
Legal deposits	—	(33)	(54)
Collateral guarantees on derivatives	(3,251)	(947)	(754)
Derivatives of Telefónica, S.A.	—	(12)	—
Capital increase in PRISA (Note 12)	—	(15)	—
Others	(46)	(125)	(157)
Payments on financial investments not included under cash equivalents	(3,297)	(1,132)	(965)

Schedule of Financing Activities: Dividends Paid, Proceeds from Issuance of Share Capital, and Other Operations
The detail of dividends paid, proceeds from issue of share capital increase, payments and proceeds of treasury shares and other operations with shareholders and minority interests, and operations with other equity holders is the following:

Millions of euros	2020	2019	2018
Dividends paid to the shareholders of Telefónica, S.A. (*)	(825)	(2,056)	(2,048)
Payments to non-controlling interests of Telefônica Brasil, S.A.	(227)	(352)	(245)
Payments to non-controlling interests of Telefónica Deutschland Holding, A.G.	(156)	(247)	(238)
Payments to non-controlling interests of Telefónica Centroamérica Inversiones, S.L.	(39)	—	(28)
Payments to non-controlling interests of Telxius Telecom, S.A. and Pontel Participaciones, S.L.	(44)	(86)	(231)
Others	(5)	(1)	(4)
Dividends paid (see Note 17)	(1,296)	(2,742)	(2,794)
Share capital increase Pontel and Telxius (see Note 17.i)	323	—	—
Sale of 16.65% of Pontel Participaciones, S.L. (see Note 5)	—	—	379
Transactions carried out by Telefónica, S.A. (see Note 17)	(217)	(86)	—
Telefónica Centroamérica Inversiones, S.L. share premium (ECPN.) refund related to the sale of T. Guatemala, T. Nicaragua and T. Panama	—	(414)	—
Others	(6)	(4)	—
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(223)	(504)	379
Issuance of undated deeply subordinated securities (Note 17)	500	1,800	2,250
Acquisition of undated deeply subordinated securities (Note 17)	(385)	(935)	(1,779)
Payment of undated deeply subordinated securities (Note 17)	(808)	(118)	(473)
Payment of the coupon related to the issuances of undated deeply subordinated securities issued (see Note 17)	(327)	(357)	(559)
Operations with other equity holders	(1,020)	390	(561)
(*) This amount differs from that indicated in Note 17 because of withholding taxes deducted in the payment to certain major shareholders in accordance with current legislation.
Schedule of Financing Activities: Proceeds on Issuance of Debentures and Bonds and Additional Information
The detail of proceeds on issue of debentures and bonds, and other debts, proceeds on loans, borrowings and promissory notes, amortization of debentures and bonds, and other debts, repayments of loans, borrowings and promissory notes, lease principal payments and financed operating payments and investments in property, plant and equipment and intangible assets payments is the following:

Millions of euros	2020	2019	2018
Issued under the EMTN program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	3,500	2,500	2,000
Issued under the SHELF program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	—	1,113	1,746
Issuance of O2 Telefónica Deutschland Finanzierungs, GmbH (Appendix III)	—	—	600
Issuance of Telefónica del Perú, S.A.A. (*)	—	457	—
Issuance of Colombia Telecomunicaciones S.A, E.S.P.	408	—	—
Others	103	116	(57)
Proceeds on issue of debentures and bonds, and other debts	4,011	4,186	4,289
Structured financing	—	—	750
Disposal bilateral loans of Telefónica, S.A. (see Note 18)	350	200	585
Syndicated loan of Telxius Telecom, S.A.	—	—	289
Syndicated bilateral loan of Telxius Telecom, S.A.	—	150	—
Settlement of nominal value of gross debt hedging derivatives	1,119	153	209
Disposal bilateral loans and syndicated loan of Colombia Telecomunicaciones, S.A, E.S.P.	436	—	—
Others	2,611	1,199	2,349
Proceeds on loans, borrowings and promissory notes (see Appendix V)	4,516	1,702	3,973
Repayments of debentures and bonds, and other debts	(6,728)	(3,653)	(4,654)
Amortization bilateral loans of Telefónica, S.A.	—	(1,835)	(800)
Amortization of structured financing of Telefónica Europe B.V.	—	(1,500)	—
Settlement of nominal value of amortized debt hedging derivatives	(139)	(148)	(52)
Others	(2,713)	(2,873)	(3,188)
Repayments of loans, borrowings and promissory notes (see Appendix V)	(2,852)	(6,356)	(4,040)
Lease principal payments (Note 20)	(1,787)	(1,518)	—
Financed spectrum licenses payments (Note 21)	(60)	(59)	(44)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(87)	(87)	—
Payments to suppliers with extended payment terms (Note 18)	(235)	(380)	(428)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(382)	(526)	(472)
(*) Data converted at the exchange rate at the end of each of the corresponding periods. The impact of the exchange rate with respect to the date of the transaction is included in the "Others" line within the same sub-heading.